Trade and other liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other liabilities
Trade and other liabilities.	€ 134,304	€ 171,316	€ 142,510
Other non-current liabilities	7,135	8,096	6,989
Accrued charges	3,114	1,070	923
Total trade and other liabilities	€ 144,553	€ 180,482	€ 150,422